Financial instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Future exports in U.S. dollars
Nominal value	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Future exports in U.S. dollars
Nominal value	5,550,205	R$ 5,301,099
Non-derivative financial liabilities designated to hedge accounting | USD | 2019
Future exports in U.S. dollars
Nominal value	733,980
Non-derivative financial liabilities designated to hedge accounting | USD | 2020
Future exports in U.S. dollars
Nominal value	724,000
Non-derivative financial liabilities designated to hedge accounting | USD | 2021
Future exports in U.S. dollars
Nominal value	716,000
Non-derivative financial liabilities designated to hedge accounting | USD | 2022
Future exports in U.S. dollars
Nominal value	719,000
Non-derivative financial liabilities designated to hedge accounting | USD | 2023
Future exports in U.S. dollars
Nominal value	718,371
Non-derivative financial liabilities designated to hedge accounting | USD | 2024
Future exports in U.S. dollars
Nominal value	688,854
Non-derivative financial liabilities designated to hedge accounting | USD | 2028
Future exports in U.S. dollars
Nominal value	R$ 1,250,000